INCOME TAX	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
INCOME TAX	INCOME TAX
Income taxes on ordinary activities
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in US$ ‘000	2021	2020	2019
Income tax expense
Current tax
Current tax on profit for the year	(97)	(2,705)	(4,835)
Adjustments for current tax of prior periods	96	1,497	271
Total current tax expense	(1)	(1,208)	(4,564)

Deferred income tax
Deferred tax on profit for the year	(8,196)	(8,609)	(7,601)
Adjustments for deferred tax of prior periods	1,115	3,469	418
Total deferred tax expense	(7,081)	(5,140)	(7,183)
Income tax expense	(7,082)	(6,348)	(11,747)

Effective income tax rate
Pharming Group’s effective rate in its consolidated income statement differed from the Netherlands’ statutory tax rate of 25%. The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in US$ ‘000	2021	2020	2019
Reconciliation of tax charge
Profit on ordinary activities before taxation	23,078	44,094	52,304

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(5,770)	(11,023)	(13,076)

Effects of:
Tax rate in other jurisdictions	307	266	10
Non-taxable income (expense)	(2,853)	293	(704)
Adjustments of prior periods	655	2,122	418
Change in statutory applicable tax rate	555	2,844	3,224
Other	24	(850)	(1,619)
Income tax expense for the year	(7,082)	(6,348)	(11,747)

Factors affecting current and future tax charges
The main difference between the nominal tax and the effective tax for the year 2021 can be explained by the effects of non-taxable expenses, the effect of the enacted future increase in the Dutch statutory rate, US State taxes and the effect of taxable income generated and taxed in jurisdictions where tax rates differ from the statutory rate in The Netherlands.
At the end of 2018, the Company entered into a tax loss refreshment program by selling a small part of its rights to its own Pompe & Fabry programs to a subsidiary outside the fiscal group in exchange for the services of that subsidiary, which will produce the source material for the protein replacement drugs in those programs. This transaction generated an arm’s-length taxable profit against which the oldest net operating losses were utilized in the 2018 income tax calculation. The rights generated an intangible asset which will be depreciated over the life of those programs, reducing taxable profits in the future by approximately the same amount.
Although the tax treatment of the loss refreshment transaction is likely to be accepted by the tax authorities, this is still considered an uncertain tax treatment within the meaning of IFRIC 23 ‘Uncertainty over Income Tax Treatments’ as no final decision has yet been made by the Dutch Tax Authorities.
Deferred tax
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in US$ ‘000	2021	2020
Total deferred tax assets	27,025	33,735
Total deferred tax liabilities	(5,809)	(1,858)
Total net deferred tax assets	21,216	31,877

The deferred tax assets and liabilities are offset since there is a legally enforceable right to set off current tax assets against current tax liabilities and since the deferred tax income taxes relate to the same tax jurisdiction.
The significant components and annual movements of deferred income tax assets as of December 31, 2021 and December 31, 2020 are as follows:

Amounts in US$ ‘000	2021	2020
Intangible fixed assets	10,493	17,705
Accruals	2,289	5,123
Other	6,467	5,135
Tax losses	7,776	5,772
Total deferred tax assets	27,025	33,735

Amounts in US$ ‘000	Intangible fixed assets	Other financial assets	Accruals	Other	Tax losses	Total
At January 1, 2019	14,033	9,180	3,608	1,236	6,632	34,689
(Charged)/credited
- to profit or loss	2,174	(9,353)	1,354	1,164	(1,387)	(6,048)
- to accumulated deficit	—	—	—	2,361	—	2,361
- currency translation	1,498	173	161	374	527	2,733
At December 31, 2020	17,705	—	5,123	5,135	5,772	33,735
(Charged)/credited
- to profit or loss	(6,121)	—	(2,834)	3,519	2,515	(2,921)
- other movement	—	—	—	(598)	—	(598)
- to accumulated deficit	—	—	—	(1,366)	—	(1,366)
- currency translation	(1,091)	—	—	(223)	(511)	(1,825)
At December 31, 2021	10,493	—	2,289	6,467	7,776	27,025

Based upon the Company’s latest budget for 2022 and its long-range forecasts for the three years thereafter, it is considered more likely than not that there will be sufficient taxable profits in the future to realize the deferred tax assets, and therefore these assets should continue to be recognized in these financial statements.
Deferred taxes relating to intangible fixed assets represent the tax effect on temporary difference between the tax base and the carrying amount of research and development intangibles, which were at the end of 2018 transferred within the Group. The decrease in the deferred taxes relating to intangible fixed assets is due to the impairment of the rights to the Fabry program. The deferred taxes relating to the rights to the Pompe program will be realized through the amortization of the intangible assets once in use within the fiscal unity.
Accruals represent deferred tax assets recognized for temporary differences between the carrying amount and tax bases of accrued liabilities.
The unused tax losses were incurred by the Dutch fiscal unity and Pharming Healthcare.
The calculation of the deferred tax asset is as shown below:

Amounts in US$ ‘000	2021	2020
Net Operating Losses - Netherlands
Net Operating Losses at year-end	25,364	23,088
Portion selected for deferred tax asset	25,364	23,088

Tax rates used:
2021 : 25% (25%)	—	5,772
2022 and later: 25% (21,7%)	6,545	—
Total tax effect Netherlands	6,545	5,772

Net Operating Losses - France
Net Operating Losses at year-end	4,356	—
Portion selected for deferred tax asset	4,356	—

Tax rate used:
2020 and later: 31%	1,231	—
Total tax effect France	1,231	—

Tax effect Netherlands - losses deferred	6,545	5,772
Tax effect France - losses deferred	1,231	—
Total deferred tax asset	7,776	5,772

The current part of the net deferred tax assets is US$2.4 million (2020: US$10.9 million).
The component and annual movement of deferred income tax liabilities as of December 31, 2021 and December 31, 2020 are as follows:

Amounts in US$ ‘000	2021	2020
Tangible fixed assets	(4,149)	(1,648)
Other liabilities	(1,660)	(210)
Total deferred tax liabilities	(5,809)	(1,858)

Amounts in US$ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2020	(1,273)	(1,355)	(2,628)
(Charged)/credited
- to profit or loss	(263)	1,169	906
- to other comprehensive income
- currency translation	(112)	(24)	(136)
At December 31, 2020	(1,648)	(210)	(1,858)
(Charged)/credited
- to profit or loss	(2,710)	(1,450)	(4,160)
- to other comprehensive income		—	—
- currency translation	209	—	209
At December 31, 2021	(4,149)	(1,660)	(5,809)